Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Share Based Compensation Expenses [Table Text Block]
The amount of share-based compensation expenses included in applicable costs of sales and expense categories and related tax effects are summarized as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)

Cost of revenues	$235	121	110
Research and development	6,705	7,610	4,289
General and administrative	1,308	1,688	865
Sales and marketing	1,425	1,847	1,010
Total compensation recognized in income	$9,673	11,266	6,274
Income tax benefit	$2,170	2,437	1,342

Restricted Stock Units (Rsus) [Member]
Schedule Of Share Based Compensation Expenses [Table Text Block]
The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)

Cost of revenues	$235	121	87
Research and development	6,686	7,610	4,249
General and administrative	1,307	1,688	855
Sales and marketing	1,425	1,847	1,006
Total compensation from RSUs	$9,653	11,266	6,197
Income tax benefit	$2,170	2,437	1,342

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of	Weighted
	Underlying	Average Grant
	Shares for RSUs	Date Fair Value

Balance at January 1, 2013	2,637,455	$1.99
Granted	867,771	10.15
Vested	(1,719,273)	5.70
Forfeited	(274,730)	1.92
Balance at December 31, 2013	1,511,223	2.47
Granted	1,219,791	9.27
Vested	(1,694,872)	6.44
Forfeited	(72,136)	2.06
Balance at December 31, 2014	964,006	4.11
Granted	597,596	7.92
Vested	(1,257,803)	5.19
Forfeited	(99,792)	2.94
Balance at December 31, 2015	204,007	9.17

Himax Media Solutions [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The risk-free rates for the expected term of the options are based on the interest rate of 10 years and 5 years ROC central government bond at the time of grant for the 2007 plan and the 2009 plan, respectively.

	2007 plan	2009 plan
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	39.94%	51.52%
Expected term (years)	4.375	4.375
Risk-free interest rate	2.4776%	2%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock options activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2013	1,179,125	$1.690	1.50
Granted	-	-
Exercised	-	-
Forfeited	(890,625)	1.834
Balance at December 31, 2013	288,500	1.244	1.83
Granted	-	-
Exercised	-	-
Forfeited	(11,250)	1.244
Balance at December 31, 2014	277,250	1.244	0.83
Granted	-	-
Exercised	-	-
Forfeited	(277,250)	1.244
Balance at December 31, 2015	-	-	-

Imaging Taiwan [Member]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
Non-vested share activity of this award for Imaging Taiwan during the period indicated is as follows:

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value

Balance at January 1, 2013	355,747	$0.72
Vested	(181,448)	0.72
Forfeited	(143,160)	0.72
Balance at December 31, 2013	31,139	0.72
Vested	(31,139)	0.72
Forfeited	-	-
Balance at December 31, 2014	-	-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The risk-free rates for the expected term of the options are based on the interest rate of 3 years ROC central government bond at the time of grant.

	2012 plan	2013 plan
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	43.29%	39.50%
Expected term (years)	3.125	2.125
Risk-free interest rate	0.87%	0.85%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2013	1,050,000	$1.004	3.5
Granted	425,000	1.000
Exercised	-	-
Forfeited	(75,000)	1.004
Balance at December 31, 2013	1,400,000	1.003	2.5
Granted	-	-
Exercised	-	-
Forfeited	(90,000)	1.002
Balance at December 31, 2014	1,310,000	1.003	1.5
Granted	-	-
Exercised	-	-
Forfeited	(85,000)	1.003
Balance at December 31, 2015	1,225,000	1.003	0.5
Exercisable at December 31, 2015	1,225,000	1.003

Himax Display [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The risk-free rate for the expected term of the options is based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

2015 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	33.52%
Expected term (years)	3.125
Risk-free interest rate	0.65%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity during the periods indicated is as follows:

Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2015	-	$-
Granted	2,025,000	1.986
Exercised	-	-
Forfeited	-	-
Balance at December 31, 2015	2,025,000	1.986	3.75
Exercisable at December 31, 2015	-	-